Label	Element	Value
UBS U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock
The UBS Funds

UBS U.S. Large Cap Equity Fund

Prospectus Supplement

July 23, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund series (each, a “Fund”) of The UBS Funds dated October 28, 2013, as supplemented, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS U.S. Large Cap Equity Fund
Strategy [Heading]	rr_StrategyHeading	1. The UBS U.S. Large Cap Equity Fund's investment strategy is updated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second and third sentences of the first paragraph under the heading “Principal strategies” and the sub-heading “Principal investments” on page 22 of the Prospectus are deleted in their entirety and replaced by the following:

The Fund defines large capitalization companies as those companies within the range of the largest and smallest company in the Russell 1000 Index at the time of purchase.  The Fund may invest up to 20% of its net assets in the securities of U.S. companies that have market capitalizations outside the range of the Russell 1000 Index and/or the securities of foreign companies in developed countries.